Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Cash flows from operating activities
Net income	$ 11,437	$ 12,871
Adjustments for non-cash items and others
Provision for credit losses	4,351	1,864
Depreciation	1,333	627
Deferred income taxes	(586)	(519)
Amortization and impairment of other intangibles	1,315	1,307
Net changes in investments in joint ventures and associates	(73)	(74)
Losses (Gains) on investment securities	(218)	(213)
Losses (Gains) on disposition of business	8	(158)
Adjustments for net changes in operating assets and liabilities
Insurance claims and policy benefit liabilities	814	1,401
Net change in accrued interest receivable and payable	(142)	199
Current income taxes	18	(26)
Derivative assets	(11,928)	(7,521)
Derivative liabilities	11,384	8,305
Trading securities	10,377	(18,276)
Loans, net of securitizations	(45,639)	(42,672)
Assets purchased under reverse repurchase agreements and securities borrowed	(6,054)	(12,359)
Obligations related to assets sold under repurchase agreements and securities loaned	47,645	19,772
Obligations related to securities sold short	(5,784)	2,822
Deposits, net of securitizations	126,826	49,808
Brokers and dealers receivable and payable	2,301	(480)
Other	(8,566)	(2,413)
Net cash from (used in) operating activities	138,819	14,265
Cash flows from investing activities
Change in interest-bearing deposits with banks	(676)	(1,874)
Proceeds from sales and maturities of investment securities	113,286	65,377
Purchases of investment securities	(149,516)	(72,435)
Net acquisitions of premises and equipment and other intangibles	(2,629)	(2,261)
Proceeds from dispositions		173
Cash used in acquisitions	(22)	(106)
Net cash from (used in) investing activities	(39,557)	(11,126)
Cash flows from financing activities
Issuance of subordinated debentures	2,750	1,500
Repayment of subordinated debentures	(3,000)	(1,100)
Issue of common shares, net of issuance costs	70	105
Common shares purchased for cancellation	(814)	(1,030)
Issue of preferred shares and other equity instruments, net of issuance costs	1,745	350
Redemption of preferred shares and other equity instruments	(1,508)	(950)
Sales of treasury shares	4,778	5,522
Purchases of treasury shares	(4,853)	(5,564)
Dividends paid on shares and distributions paid on other equity instruments	(6,333)	(6,025)
Dividends/distributions paid to non-controlling interests	(6)	(2)
Change in short-term borrowings of subsidiaries	13	(263)
Repayment of lease liabilities	(588)
Net cash from (used in) financing activities	(7,746)	(7,457)
Effect of exchange rate changes on cash and due from banks	1,062	419
Net change in cash and due from banks	92,578	(3,899)
Cash and due from banks at beginning of period	26,310	30,209
Cash and due from banks at end of period	118,888	26,310
Cash flows from operating activities include:
Amount of interest paid	13,058	19,984
Amount of interest received	33,244	39,500
Amount of dividends received	2,753	2,209
Amount of income taxes paid	$ 2,880	$ 2,977